Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Goldman Sachs Trust
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000159640
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Infrastructure Fund
Class Name	Class A
Trading Symbol	GGIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$63	1.27%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.27%
AssetsNet	$ 85,697,392
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 700,747
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$85,697,392 # of Portfolio Holdings50 Portfolio Turnover Rate12% Total Net Advisory Fees Paid$700,747
Holdings [Text Block]

Sector Allocation (%)

Utilities	38.1%
Energy	28.4%
Industrials	15.6%
Real Estate	12.1%
Communication Services	2.5%
Investment Company	0.9%
Materials	0.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159641
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Infrastructure Fund
Class Name	Class C
Trading Symbol	GGICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$100	2.02%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.02%
AssetsNet	$ 85,697,392
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 700,747
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$85,697,392 # of Portfolio Holdings50 Portfolio Turnover Rate12% Total Net Advisory Fees Paid$700,747
Holdings [Text Block]

Sector Allocation (%)

Utilities	38.1%
Energy	28.4%
Industrials	15.6%
Real Estate	12.1%
Communication Services	2.5%
Investment Company	0.9%
Materials	0.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159642
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Infrastructure Fund
Class Name	Institutional
Trading Symbol	GGIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
AssetsNet	$ 85,697,392
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 700,747
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$85,697,392 # of Portfolio Holdings50 Portfolio Turnover Rate12% Total Net Advisory Fees Paid$700,747
Holdings [Text Block]

Sector Allocation (%)

Utilities	38.1%
Energy	28.4%
Industrials	15.6%
Real Estate	12.1%
Communication Services	2.5%
Investment Company	0.9%
Materials	0.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159643
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Infrastructure Fund
Class Name	Investor
Trading Symbol	GGINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$51	1.02%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%
AssetsNet	$ 85,697,392
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 700,747
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$85,697,392 # of Portfolio Holdings50 Portfolio Turnover Rate12% Total Net Advisory Fees Paid$700,747
Holdings [Text Block]

Sector Allocation (%)

Utilities	38.1%
Energy	28.4%
Industrials	15.6%
Real Estate	12.1%
Communication Services	2.5%
Investment Company	0.9%
Materials	0.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159645
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Infrastructure Fund
Class Name	Class R6
Trading Symbol	GGIJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
AssetsNet	$ 85,697,392
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 700,747
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$85,697,392 # of Portfolio Holdings50 Portfolio Turnover Rate12% Total Net Advisory Fees Paid$700,747
Holdings [Text Block]

Sector Allocation (%)

Utilities	38.1%
Energy	28.4%
Industrials	15.6%
Real Estate	12.1%
Communication Services	2.5%
Investment Company	0.9%
Materials	0.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201776
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Infrastructure Fund
Class Name	Class P
Trading Symbol	GGWPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
AssetsNet	$ 85,697,392
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 700,747
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$85,697,392 # of Portfolio Holdings50 Portfolio Turnover Rate12% Total Net Advisory Fees Paid$700,747
Holdings [Text Block]

Sector Allocation (%)

Utilities	38.1%
Energy	28.4%
Industrials	15.6%
Real Estate	12.1%
Communication Services	2.5%
Investment Company	0.9%
Materials	0.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159649
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Real Estate Securities Fund
Class Name	Class A
Trading Symbol	GARGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Real Estate Securities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$65	1.33%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.33%
AssetsNet	$ 54,376,199
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 533,330
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$54,376,199 # of Portfolio Holdings65 Portfolio Turnover Rate17% Total Net Advisory Fees Paid$533,330
Holdings [Text Block]

Sector Allocation (%)

Real Estate	95.6%
Investment Company	1.8%
Communication Services	0.9%
Consumer Discretionary	0.6%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159650
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Real Estate Securities Fund
Class Name	Class C
Trading Symbol	GARKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Real Estate Securities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$101	2.08%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.08%
AssetsNet	$ 54,376,199
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 533,330
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$54,376,199 # of Portfolio Holdings65 Portfolio Turnover Rate17% Total Net Advisory Fees Paid$533,330
Holdings [Text Block]

Sector Allocation (%)

Real Estate	95.6%
Investment Company	1.8%
Communication Services	0.9%
Consumer Discretionary	0.6%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159651
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Real Estate Securities Fund
Class Name	Institutional
Trading Symbol	GARSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Real Estate Securities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48	0.98%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.98%
AssetsNet	$ 54,376,199
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 533,330
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$54,376,199 # of Portfolio Holdings65 Portfolio Turnover Rate17% Total Net Advisory Fees Paid$533,330
Holdings [Text Block]

Sector Allocation (%)

Real Estate	95.6%
Investment Company	1.8%
Communication Services	0.9%
Consumer Discretionary	0.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159646
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Real Estate Securities Fund
Class Name	Investor
Trading Symbol	GARJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Real Estate Securities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$53	1.08%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.08%
AssetsNet	$ 54,376,199
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 533,330
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$54,376,199 # of Portfolio Holdings65 Portfolio Turnover Rate17% Total Net Advisory Fees Paid$533,330
Holdings [Text Block]

Sector Allocation (%)

Real Estate	95.6%
Investment Company	1.8%
Communication Services	0.9%
Consumer Discretionary	0.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159648
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	GARVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Real Estate Securities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$47	0.97%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.97%
AssetsNet	$ 54,376,199
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 533,330
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$54,376,199 # of Portfolio Holdings65 Portfolio Turnover Rate17% Total Net Advisory Fees Paid$533,330
Holdings [Text Block]

Sector Allocation (%)

Real Estate	95.6%
Investment Company	1.8%
Communication Services	0.9%
Consumer Discretionary	0.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201777
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Real Estate Securities Fund
Class Name	Class P
Trading Symbol	GGUPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Real Estate Securities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$47	0.97%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.97%
AssetsNet	$ 54,376,199
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 533,330
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$54,376,199 # of Portfolio Holdings65 Portfolio Turnover Rate17% Total Net Advisory Fees Paid$533,330
Holdings [Text Block]

Sector Allocation (%)

Real Estate	95.6%
Investment Company	1.8%
Communication Services	0.9%
Consumer Discretionary	0.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025609
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Class A
Trading Symbol	GREAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$60	1.21%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.21%
AssetsNet	$ 89,500,454
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 379,718
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$89,500,454 # of Portfolio Holdings34 Portfolio Turnover Rate8% Total Net Advisory Fees Paid$379,718
Holdings [Text Block]

Sector Allocation (%)

Real Estate	97.3%
Consumer Discretionary	1.8%
Investment Company	0.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025611
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Class C
Trading Symbol	GRECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$97	1.96%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.96%
AssetsNet	$ 89,500,454
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 379,718
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$89,500,454 # of Portfolio Holdings34 Portfolio Turnover Rate8% Total Net Advisory Fees Paid$379,718
Holdings [Text Block]

Sector Allocation (%)

Real Estate	97.3%
Consumer Discretionary	1.8%
Investment Company	0.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025607
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Institutional
Trading Symbol	GREIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$43	0.87%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
AssetsNet	$ 89,500,454
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 379,718
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$89,500,454 # of Portfolio Holdings34 Portfolio Turnover Rate8% Total Net Advisory Fees Paid$379,718
Holdings [Text Block]

Sector Allocation (%)

Real Estate	97.3%
Consumer Discretionary	1.8%
Investment Company	0.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025608
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Service
Trading Symbol	GRESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$68	1.37%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.37%
AssetsNet	$ 89,500,454
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 379,718
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$89,500,454 # of Portfolio Holdings34 Portfolio Turnover Rate8% Total Net Advisory Fees Paid$379,718
Holdings [Text Block]

Sector Allocation (%)

Real Estate	97.3%
Consumer Discretionary	1.8%
Investment Company	0.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058978
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Investor
Trading Symbol	GRETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$47	0.96%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%
AssetsNet	$ 89,500,454
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 379,718
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$89,500,454 # of Portfolio Holdings34 Portfolio Turnover Rate8% Total Net Advisory Fees Paid$379,718
Holdings [Text Block]

Sector Allocation (%)

Real Estate	97.3%
Consumer Discretionary	1.8%
Investment Company	0.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161521
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	GREUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
AssetsNet	$ 89,500,454
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 379,718
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$89,500,454 # of Portfolio Holdings34 Portfolio Turnover Rate8% Total Net Advisory Fees Paid$379,718
Holdings [Text Block]

Sector Allocation (%)

Real Estate	97.3%
Consumer Discretionary	1.8%
Investment Company	0.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058977
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Class R
Trading Symbol	GRERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$72	1.46%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.46%
AssetsNet	$ 89,500,454
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 379,718
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$89,500,454 # of Portfolio Holdings34 Portfolio Turnover Rate8% Total Net Advisory Fees Paid$379,718
Holdings [Text Block]

Sector Allocation (%)

Real Estate	97.3%
Consumer Discretionary	1.8%
Investment Company	0.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201768
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Class P
Trading Symbol	GMJPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
AssetsNet	$ 89,500,454
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 379,718
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$89,500,454 # of Portfolio Holdings34 Portfolio Turnover Rate8% Total Net Advisory Fees Paid$379,718
Holdings [Text Block]

Sector Allocation (%)

Real Estate	97.3%
Consumer Discretionary	1.8%
Investment Company	0.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050444
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Tax-Managed Equity Fund
Class Name	Class A
Trading Symbol	GATMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$62	1.21%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%
AssetsNet	$ 951,164,262
Holdings Count | Holding	256
Advisory Fees Paid, Amount	$ 3,602,762
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$951,164,262 # of Portfolio Holdings256 Portfolio Turnover Rate104% Total Net Advisory Fees Paid$3,602,762
Holdings [Text Block]

Sector Allocation (%)

Financials	20.4%
Industrials	17.3%
Health Care	12.2%
Information Technology	10.6%
Consumer Discretionary	9.0%
Consumer Staples	6.9%
Materials	5.9%
Energy	2.6%
Real Estate	2.5%
Other Sectors	3.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050445
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Tax-Managed Equity Fund
Class Name	Class C
Trading Symbol	GCTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$101	1.96%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.96%
AssetsNet	$ 951,164,262
Holdings Count | Holding	256
Advisory Fees Paid, Amount	$ 3,602,762
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$951,164,262 # of Portfolio Holdings256 Portfolio Turnover Rate104% Total Net Advisory Fees Paid$3,602,762
Holdings [Text Block]

Sector Allocation (%)

Financials	20.4%
Industrials	17.3%
Health Care	12.2%
Information Technology	10.6%
Consumer Discretionary	9.0%
Consumer Staples	6.9%
Materials	5.9%
Energy	2.6%
Real Estate	2.5%
Other Sectors	3.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050443
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Tax-Managed Equity Fund
Class Name	Institutional
Trading Symbol	GHTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 951,164,262
Holdings Count | Holding	256
Advisory Fees Paid, Amount	$ 3,602,762
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$951,164,262 # of Portfolio Holdings256 Portfolio Turnover Rate104% Total Net Advisory Fees Paid$3,602,762
Holdings [Text Block]

Sector Allocation (%)

Financials	20.4%
Industrials	17.3%
Health Care	12.2%
Information Technology	10.6%
Consumer Discretionary	9.0%
Consumer Staples	6.9%
Materials	5.9%
Energy	2.6%
Real Estate	2.5%
Other Sectors	3.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091965
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Tax-Managed Equity Fund
Class Name	Investor
Trading Symbol	GITRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$50	0.96%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%
AssetsNet	$ 951,164,262
Holdings Count | Holding	256
Advisory Fees Paid, Amount	$ 3,602,762
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$951,164,262 # of Portfolio Holdings256 Portfolio Turnover Rate104% Total Net Advisory Fees Paid$3,602,762
Holdings [Text Block]

Sector Allocation (%)

Financials	20.4%
Industrials	17.3%
Health Care	12.2%
Information Technology	10.6%
Consumer Discretionary	9.0%
Consumer Staples	6.9%
Materials	5.9%
Energy	2.6%
Real Estate	2.5%
Other Sectors	3.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200308
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Tax-Managed Equity Fund
Class Name	Class R6
Trading Symbol	GHTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
AssetsNet	$ 951,164,262
Holdings Count | Holding	256
Advisory Fees Paid, Amount	$ 3,602,762
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$951,164,262 # of Portfolio Holdings256 Portfolio Turnover Rate104% Total Net Advisory Fees Paid$3,602,762
Holdings [Text Block]

Sector Allocation (%)

Financials	20.4%
Industrials	17.3%
Health Care	12.2%
Information Technology	10.6%
Consumer Discretionary	9.0%
Consumer Staples	6.9%
Materials	5.9%
Energy	2.6%
Real Estate	2.5%
Other Sectors	3.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201771
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Tax-Managed Equity Fund
Class Name	Class P
Trading Symbol	GGCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
AssetsNet	$ 951,164,262
Holdings Count | Holding	256
Advisory Fees Paid, Amount	$ 3,602,762
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$951,164,262 # of Portfolio Holdings256 Portfolio Turnover Rate104% Total Net Advisory Fees Paid$3,602,762
Holdings [Text Block]

Sector Allocation (%)

Financials	20.4%
Industrials	17.3%
Health Care	12.2%
Information Technology	10.6%
Consumer Discretionary	9.0%
Consumer Staples	6.9%
Materials	5.9%
Energy	2.6%
Real Estate	2.5%
Other Sectors	3.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025603
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Tax-Managed Equity Fund
Class Name	Class A
Trading Symbol	GCTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$54	1.01%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.01%
AssetsNet	$ 3,309,294,123
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 9,649,111
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$3,309,294,123 # of Portfolio Holdings259 Portfolio Turnover Rate49% Total Net Advisory Fees Paid$9,649,111
Holdings [Text Block]

Sector Allocation (%)

Information Technology	32.0%
Financials	13.6%
Health Care	13.5%
Consumer Discretionary	11.3%
Industrials	8.7%
Communication Services	7.7%
Consumer Staples	2.6%
Energy	2.6%
Real Estate	2.4%
Other Sectors	2.3%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025605
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Tax-Managed Equity Fund
Class Name	Class C
Trading Symbol	GCTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$95	1.76%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.76%
AssetsNet	$ 3,309,294,123
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 9,649,111
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$3,309,294,123 # of Portfolio Holdings259 Portfolio Turnover Rate49% Total Net Advisory Fees Paid$9,649,111
Holdings [Text Block]

Sector Allocation (%)

Information Technology	32.0%
Financials	13.6%
Health Care	13.5%
Consumer Discretionary	11.3%
Industrials	8.7%
Communication Services	7.7%
Consumer Staples	2.6%
Energy	2.6%
Real Estate	2.4%
Other Sectors	2.3%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025601
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Tax-Managed Equity Fund
Class Name	Institutional
Trading Symbol	GCTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$37	0.69%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%
AssetsNet	$ 3,309,294,123
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 9,649,111
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$3,309,294,123 # of Portfolio Holdings259 Portfolio Turnover Rate49% Total Net Advisory Fees Paid$9,649,111
Holdings [Text Block]

Sector Allocation (%)

Information Technology	32.0%
Financials	13.6%
Health Care	13.5%
Consumer Discretionary	11.3%
Industrials	8.7%
Communication Services	7.7%
Consumer Staples	2.6%
Energy	2.6%
Real Estate	2.4%
Other Sectors	2.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025602
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Tax-Managed Equity Fund
Class Name	Service
Trading Symbol	GCTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$64	1.19%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.19%
AssetsNet	$ 3,309,294,123
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 9,649,111
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$3,309,294,123 # of Portfolio Holdings259 Portfolio Turnover Rate49% Total Net Advisory Fees Paid$9,649,111
Holdings [Text Block]

Sector Allocation (%)

Information Technology	32.0%
Financials	13.6%
Health Care	13.5%
Consumer Discretionary	11.3%
Industrials	8.7%
Communication Services	7.7%
Consumer Staples	2.6%
Energy	2.6%
Real Estate	2.4%
Other Sectors	2.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091964
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Tax-Managed Equity Fund
Class Name	Investor
Trading Symbol	GQIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$41	0.76%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.76%
AssetsNet	$ 3,309,294,123
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 9,649,111
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$3,309,294,123 # of Portfolio Holdings259 Portfolio Turnover Rate49% Total Net Advisory Fees Paid$9,649,111
Holdings [Text Block]

Sector Allocation (%)

Information Technology	32.0%
Financials	13.6%
Health Care	13.5%
Consumer Discretionary	11.3%
Industrials	8.7%
Communication Services	7.7%
Consumer Staples	2.6%
Energy	2.6%
Real Estate	2.4%
Other Sectors	2.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200307
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Tax-Managed Equity Fund
Class Name	Class R6
Trading Symbol	GCTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$37	0.68%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.68%
AssetsNet	$ 3,309,294,123
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 9,649,111
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$3,309,294,123 # of Portfolio Holdings259 Portfolio Turnover Rate49% Total Net Advisory Fees Paid$9,649,111
Holdings [Text Block]

Sector Allocation (%)

Information Technology	32.0%
Financials	13.6%
Health Care	13.5%
Consumer Discretionary	11.3%
Industrials	8.7%
Communication Services	7.7%
Consumer Staples	2.6%
Energy	2.6%
Real Estate	2.4%
Other Sectors	2.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201767
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Tax-Managed Equity Fund
Class Name	Class P
Trading Symbol	GSDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$37	0.68%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.68%
AssetsNet	$ 3,309,294,123
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 9,649,111
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$3,309,294,123 # of Portfolio Holdings259 Portfolio Turnover Rate49% Total Net Advisory Fees Paid$9,649,111
Holdings [Text Block]

Sector Allocation (%)

Information Technology	32.0%
Financials	13.6%
Health Care	13.5%
Consumer Discretionary	11.3%
Industrials	8.7%
Communication Services	7.7%
Consumer Staples	2.6%
Energy	2.6%
Real Estate	2.4%
Other Sectors	2.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000107193
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Managed Futures Strategy Fund
Class Name	Class A
Trading Symbol	GMSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$77	1.51%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.51%
AssetsNet	$ 300,978,270
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 1,257,362
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$300,978,270 # of Portfolio Holdings145 Portfolio Turnover Rate0% Total Net Advisory Fees Paid$1,257,362
Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Markets Equity	98.4	78.2	20.3	57.9
Developed Markets Currency	48.9	22.0	26.9	- 4.9
Emerging Markets Equity	27.6	18.9	8.7	10.1
Emerging Markets Currency	38.3	17.2	21.0	- 3.8
Long-Term Fixed Income	198.0	111.9	86.1	25.9
Medium-Term Fixed Income	22.4	5.3	17.1	- 11.8
Short-Term Fixed Income	142.7	18.3	124.4	- 106.1
Commodities	25.6	17.2	8.4	8.8
Developed Markets Equity Volatility	5.0	2.4	2.7	- 0.3

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000107194
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Managed Futures Strategy Fund
Class Name	Class C
Trading Symbol	GMSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$115	2.26%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.26%
AssetsNet	$ 300,978,270
Holdings Count | Holding	0
Advisory Fees Paid, Amount	$ 1,257,362
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$300,978,270 # of Portfolio Holdings0 Portfolio Turnover Rate0% Total Net Advisory Fees Paid$1,257,362
Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Markets Equity	98.4	78.2	20.3	57.9
Developed Markets Currency	48.9	22.0	26.9	- 4.9
Emerging Markets Equity	27.6	18.9	8.7	10.1
Emerging Markets Currency	38.3	17.2	21.0	- 3.8
Long-Term Fixed Income	198.0	111.9	86.1	25.9
Medium-Term Fixed Income	22.4	5.3	17.1	- 11.8
Short-Term Fixed Income	142.7	18.3	124.4	- 106.1
Commodities	25.6	17.2	8.4	8.8
Developed Markets Equity Volatility	5.0	2.4	2.7	- 0.3

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000107195
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Managed Futures Strategy Fund
Class Name	Institutional
Trading Symbol	GMSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$59	1.15%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
AssetsNet	$ 300,978,270
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 1,257,362
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$300,978,270 # of Portfolio Holdings145 Portfolio Turnover Rate0% Total Net Advisory Fees Paid$1,257,362
Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Markets Equity	98.4	78.2	20.3	57.9
Developed Markets Currency	48.9	22.0	26.9	- 4.9
Emerging Markets Equity	27.6	18.9	8.7	10.1
Emerging Markets Currency	38.3	17.2	21.0	- 3.8
Long-Term Fixed Income	198.0	111.9	86.1	25.9
Medium-Term Fixed Income	22.4	5.3	17.1	- 11.8
Short-Term Fixed Income	142.7	18.3	124.4	- 106.1
Commodities	25.6	17.2	8.4	8.8
Developed Markets Equity Volatility	5.0	2.4	2.7	- 0.3

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000107197
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Managed Futures Strategy Fund
Class Name	Investor
Trading Symbol	GFIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$64	1.26%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.26%
AssetsNet	$ 300,978,270
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 1,257,362
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$300,978,270 # of Portfolio Holdings145 Portfolio Turnover Rate0% Total Net Advisory Fees Paid$1,257,362
Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Markets Equity	98.4	78.2	20.3	57.9
Developed Markets Currency	48.9	22.0	26.9	- 4.9
Emerging Markets Equity	27.6	18.9	8.7	10.1
Emerging Markets Currency	38.3	17.2	21.0	- 3.8
Long-Term Fixed Income	198.0	111.9	86.1	25.9
Medium-Term Fixed Income	22.4	5.3	17.1	- 11.8
Short-Term Fixed Income	142.7	18.3	124.4	- 106.1
Commodities	25.6	17.2	8.4	8.8
Developed Markets Equity Volatility	5.0	2.4	2.7	- 0.3

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200310
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Managed Futures Strategy Fund
Class Name	Class R6
Trading Symbol	GMSWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$58	1.14%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%
AssetsNet	$ 300,978,270
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 1,257,362
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$300,978,270 # of Portfolio Holdings145 Portfolio Turnover Rate0% Total Net Advisory Fees Paid$1,257,362
Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Markets Equity	98.4	78.2	20.3	57.9
Developed Markets Currency	48.9	22.0	26.9	- 4.9
Emerging Markets Equity	27.6	18.9	8.7	10.1
Emerging Markets Currency	38.3	17.2	21.0	- 3.8
Long-Term Fixed Income	198.0	111.9	86.1	25.9
Medium-Term Fixed Income	22.4	5.3	17.1	- 11.8
Short-Term Fixed Income	142.7	18.3	124.4	- 106.1
Commodities	25.6	17.2	8.4	8.8
Developed Markets Equity Volatility	5.0	2.4	2.7	- 0.3

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000107196
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Managed Futures Strategy Fund
Class Name	Class R
Trading Symbol	GFFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$90	1.76%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.76%
AssetsNet	$ 300,978,270
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 1,257,362
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$300,978,270 # of Portfolio Holdings145 Portfolio Turnover Rate0% Total Net Advisory Fees Paid$1,257,362
Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Markets Equity	98.4	78.2	20.3	57.9
Developed Markets Currency	48.9	22.0	26.9	- 4.9
Emerging Markets Equity	27.6	18.9	8.7	10.1
Emerging Markets Currency	38.3	17.2	21.0	- 3.8
Long-Term Fixed Income	198.0	111.9	86.1	25.9
Medium-Term Fixed Income	22.4	5.3	17.1	- 11.8
Short-Term Fixed Income	142.7	18.3	124.4	- 106.1
Commodities	25.6	17.2	8.4	8.8
Developed Markets Equity Volatility	5.0	2.4	2.7	- 0.3

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201775
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Managed Futures Strategy Fund
Class Name	Class P
Trading Symbol	GMQPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$56	1.09%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%
AssetsNet	$ 300,978,270
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 1,257,362
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$300,978,270 # of Portfolio Holdings145 Portfolio Turnover Rate0% Total Net Advisory Fees Paid$1,257,362
Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Markets Equity	98.4	78.2	20.3	57.9
Developed Markets Currency	48.9	22.0	26.9	- 4.9
Emerging Markets Equity	27.6	18.9	8.7	10.1
Emerging Markets Currency	38.3	17.2	21.0	- 3.8
Long-Term Fixed Income	198.0	111.9	86.1	25.9
Medium-Term Fixed Income	22.4	5.3	17.1	- 11.8
Short-Term Fixed Income	142.7	18.3	124.4	- 106.1
Commodities	25.6	17.2	8.4	8.8
Developed Markets Equity Volatility	5.0	2.4	2.7	- 0.3

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs